J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.9

Exception Grades
Run Date - 11/17/2025 7:02:52 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX		3158620038		34843280			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([Redacted] ): Creditor did not provide a copy of each valuation to applicant [Redacted] business days prior to consummation.	Evidence of primary appraisal provided to the borrower(s) within [Redacted] business days prior to consummation was not provided in the file.				Reviewer Comment (2025-11-04): appraisal acknowledgment form in file Buyer Comment (2025-11-04): Please review Doc ID [Redacted] -Acknowledgment of Receipt of Appraisal Report originally provided in loan file delivery-please cancel exception	XXXX			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158620038		34843281			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: [Redacted] Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-10-29): Sufficient Cure Provided At Closing		XXXX		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXXX		3158620038		34886399			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing tax verification document for REO located at [Redacted]				Reviewer Comment (2025-11-04): REO documentation received Buyer Comment (2025-11-04): Please review REO tax verification attached, ,originally in loan file	XXXX			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX		3158620038		34886415			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing tax and insurance verification document for REO located at [Redacted]				Reviewer Comment (2025-11-04): REO documentation reviewed Buyer Comment (2025-11-04): Please review doc [Redacted] Mortgage Statement Insurance and Tax verification listed. please cancel exception document provided in file.	XXXX			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No